FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	105,629	84,381	11,611

	As at December 31,
	2022	2023
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	69,129	105,629	14,877